Note 8 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Future tax credits	$ 2,348	$ 3,719
Inventory valuation	6,988	7,294
Employee benefits	3,509	3,108
Insurance	560	878
State depreciation basis differences	2,896	3,152
Operating leases	228	128
Intangibles	0	2,994
Pension and post-retirement benefits	13	2,877
Interest	19	34
Business interest limitation	0	3,194
Deferred revenue	100	164
Net operating loss and other tax attribute carryovers	132	278
Other	326	467
Total assets	17,119	28,287
Valuation allowance - noncurrent	(2,328)	(3,719)
Total deferred income tax assets, net	14,791	24,568
Property basis and depreciation difference	29,853	27,537
Intangibles	379	0
Inventory reserve	6,558	5,200
Right-of-use assets	705	2,236
Pension	26,798	21,587
Other comprehensive income	158	290
Total liabilities	64,451	56,850
Deferred income tax liability, net	$ (49,660)	$ (32,282)